Interests In Other Entities - Interests in Joint Ventures - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information about unconsolidated subsidiaries [line items]
Carrying value of interest in joint venture	£ 73	£ 61
Joint ventures [member]
Disclosure of information about unconsolidated subsidiaries [line items]
Profit after tax	12	13
Carrying value of interest in joint venture	73	61
Commitments and contingent liabilities	£ 0	£ 0